Fair value measurements - Impact of changes in its own creditworthiness on certain financial liabilities (Detail) - JPY (¥) ¥ in Billions	3 Months Ended		6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Fair Value Disclosures [Abstract]
Changes recognized as a credit (debit) to other comprehensive income during the period	¥ (3)	¥ (1)	¥ (5)	¥ 5
Credit (debit) amounts reclassified to earnings during the period	¥ 0	¥ 0	(1)	0
Cumulative credit (debit) balance recognized in accumulated other comprehensive income			¥ 29	¥ 12